ACCOUNTS RECEIVABLE (Accounts Receivable)	12 Months Ended
Dec. 31, 2013
Accounts Receivable
Accounts Receivable
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

        The following summarizes the Group's accounts receivable as of December 31, 2012 and 2013 (in RMB thousands):

	December 31,
	2012	2013
Accounts receivable	193,620	191,043
Less: Allowance for doubtful accounts	(17,333)	(22,171)

	176,287	168,872

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2011, 2012 and 2013 (in RMB thousands):

	Years ended December 31,
	2011	2012	2013
Balance at beginning of the year	(10,367)	(15,536)	(17,333)
Charged to costs and expenses	(14,343)	(12,129)	(14,681)
Write-off of receivable balances and corresponding provisions	9,174	10,332	9,843

Balance at end of the year	(15,536)	(17,333)	(22,171)

        The Group believed that the accounts receivable with aging more than one year net of allowance for doubtful accounts could be collected within one year.